Employee benefits - Evolution of assets fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Overfunded pension plans
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	$ (1,298)	$ (1,220)
Interest income	74	110
Translation adjustment	1,172	(91)
Fair value of plan assets as at end of the year	(2,266)	(1,298)
Overfunded pension plans | Fair value of assets
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	5,304	4,737
Interest income	298	416
Employer contributions	(39)	27
Benefits paid	(368)	(433)
Return on plan assets (excluding interest income)	(114)	757
Translation adjustment	(1,112)	(200)
Fair value of plan assets as at end of the year	3,969	5,304
Underfunded pension plans
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	(695)
Fair value of plan assets as at end of the year	(641)	(695)
Underfunded pension plans | Fair value of assets
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	3,726	3,273
Interest income	109	123
Employer contributions	54	56
Benefits paid	(248)	(247)
Return on plan assets (excluding interest income)	305	382
Translation adjustment	46	139
Fair value of plan assets as at end of the year	3,992	3,726
Other benefits
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	(1,504)
Fair value of plan assets as at end of the year	(1,733)	(1,504)
Other benefits | Fair value of assets
Evolution of assets fair value
Employer contributions	53	62
Benefits paid	$ (53)	$ (62)